Other Assets and Other Liabilities - Components of Other Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Brokerage and securities related receivables [Abstracts]
Cash/margin receivables	€ 46,519	€ 57,924
Receivables from prime brokerage	12,638	9,859
Pending securities transactions past settlement date	3,929	6,409
Receivables from unsettled regular way trades	19,930	30,908
Total brokerage and securities related receivables	83,015	105,100
Accrued interest receivable	2,374	2,433
Assets held for sale	45	563
Other	16,057	17,950
Total other assets	€ 101,491	€ 126,045